Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000009519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class Y)
Average Annual Return, Percent			23.75%	13.25%	13.73%
C000009520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class R)
Average Annual Return, Percent			23.10%	12.67%	13.14%
C000009518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class C) — With CDSC
Average Annual Return, Percent	[1],[2]		21.44%	12.04%	12.73%
C000009516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class A) — With sales charge
Average Annual Return, Percent	[3]		17.61%	11.89%	12.92%
Without Sales Load [Member] | C000009518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class C) — Without CDSC
Average Annual Return, Percent	[1]		22.44%	12.04%	12.73%
Without Sales Load [Member] | C000009516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class A) — Without sales charge
Average Annual Return, Percent			23.48%	12.97%	13.46%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			16.35%	14.98%	15.56%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent			15.83%	12.52%	11.60%

[1]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[2]	Includes any applicable contingent deferred sales charge (“CDSC”).
[3]	Reflects 4.75% front-end sales charge.